Lease - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease
Cash payments for operating lease liabilities, included in operating cash flows	¥ 77,189	¥ 68,825	¥ 42,637
Increase in lease liabilities arising from obtaining right-of-use assets	35,311	¥ 152,422	¥ 40,860
Decrease in lease liabilities due to termination of lease contracts	¥ (53,510)